Summary of significant accounting policies - Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Operating lease, impairment loss	$ 0	$ 0	$ 0